Simplify Bitcoin Strategy PLUS Income ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 291.2%
U.S. Treasury Bill, 4.61%, 6/8/2023(a)(b)(c) ......................................... $ 45,125,000 $ 44,748,251
U.S. Treasury Bill, 4.75%, 6/29/2023(a)(c) .......................................... 16,000,000 15,820,925
U.S. Treasury Bill, 4.92%, 8/10/2023(a)(b) .......................................... 5,200,000 5,113,122
U.S. Treasury Bill, 4.79%, 9/7/2023(a) ............................................. 2,500,000 2,449,207
Total U.S. Treasury Bills (Cost $68,113,676) ...................................................... 68,131,505
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, April Strike Price $4,520, Expires 4/03/23 ............... 20 9,040,000 100
S&P 500 Index, April Strike Price $4,600, Expires 4/06/23 ............... 20 9,200,000 100
200
Puts – Exchange-Traded – 0.0%†
iShares 20+ Year Treasury Bond ETF, April Strike Price $94, Expires 4/03/23 1,300 12,220,000 1,300
iShares 20+ Year Treasury Bond ETF, April Strike Price $95, Expires 4/06/23 1,500 14,250,000 1,500
2,800
Total Purchased Options (Cost $23,914) ........................................................... 3,000
Total Investments – 291.2%
(Cost $68,137,590) .......................................................................... $ 68,134,505
Liabilities in Excess of Other Assets – (191.2)% ..................................................... (44,736,573)
Net Assets – 100.0% .......................................................................... $ 23,397,932
Number of
Contracts Notional Amount
Written Option – (0.0)%†
Puts – Exchange-Traded – (0.0)%†
iShares 20+ Year Treasury Bond ETF, April Strike Price $101, Expires 4/06/23
(Premiums Received $51,911) ................................... (1,500) (15,150,000) $ (5,250)
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $2,290,406 have been pledged as collateral for options as of March 31, 2023.
(c) Security, or a portion thereof, in the amount of $58,288,110 has been pledged as collateral for reverse repurchase agreements as of March 31, 2023.
At March 31, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
CME Bitcoin Futures .............................. 167 $ 23,997,900 4/28/23 $ 747,820

Simplify Bitcoin Strategy PLUS Income ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 291.2%
Purchased Options ............................................................................... 0.0%†
Total Investments ................................................................................ 291.2%
Liabilities in Excess of Other Assets .................................................................. (191.2)%
Net Assets ..................................................................................... 100.0%
At March 31, 2023, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 5.08% 3/31/2023 4/3/2023 $ 58,267,135 $ 58,267,135
Morgan Stanley Capital Services LLC 4.96% 3/31/2023 4/4/2023 58,288,110 58,288,110
$ 116,555,245 $ 116,555,245